Segment Information (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information
	Year ended March 31,
	2020	2021	2022
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	6,929	5,192	7,213
Electric OEM	5,629	3,976	5,152
Total revenue from contracts with customers	12,558	9,168	12,365

Operating income (loss):
Metal stamping and Mechanical OEM	458	(327)	339
Electric OEM	355	(207)	307
Corporate	(66)	(82)	(79)
Total operating income (loss)	747	(616)	567

Depreciation expense:
Metal stamping and Mechanical OEM	83	90	95
Electric OEM	62	69	67
Total depreciation	145	159	162

Capital expenditure:
Metal stamping and Mechanical OEM	53	50	78
Electric OEM	38	38	56
Total capital expenditure	91	88	134

	As of March 31,
	2021	2022
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,874	7,784
Electric OEM	7,440	6,961
Corporate	172	114

Total assets	15,486	14,859

	As of March 31,
	2021	2022
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	474	380
Electric OEM	359	263

Total property, plant and equipment, net	833	643

Schedule of geographical segment
	Year ended March 31,
	2020	2021	2022
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,186	1,554	2,105
Europe	9,790	7,269	8,761
Other Asian countries	-	37	76
North America	582	308	1,423

Total revenue from contracts with customers	12,558	9,168	12,365

	As of March 31,
	2021	2022
	$	$
Property, plant and equipment, net:
Hong Kong and China	98	128
Myanmar	735	515

Total property, plant and equipment, net	833	643